Annual Total Returns [BarChart] - AZL DFA Multi-Strategy Fund - AZL DFA Multi-Strategy Fund	Apr. 30, 2021
Bar Chart Table:
Annual Return 2011	0.01%
Annual Return 2012	13.33%
Annual Return 2013	21.07%
Annual Return 2014	6.53%
Annual Return 2015	(0.67%)
Annual Return 2016	9.32%
Annual Return 2017	12.69%
Annual Return 2018	(5.91%)
Annual Return 2019	16.57%
Annual Return 2020	10.64%